Organization	9 Months Ended
Sep. 30, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

iQIYI, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 27, 2009. The Company, its wholly-owned subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”.

The Group is an innovative platform in China offering a diverse collection of high-quality internet video content, including professionally-produced content licensed from professional content providers and self-produced content, on its platform. The Group provides membership services, online advertising services, content distribution services, live broadcasting services and online games services. The Group’s principal geographic market is in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and VIEs’ subsidiaries in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of companies that engage in internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services. To comply with these foreign ownership restrictions, the Group operates its websites and primarily conducts its business in the PRC through the VIEs. The paid-in capital of the VIEs was mainly funded by the Company through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company has entered into certain agreements with the shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company or its wholly-owned subsidiaries have entered into shareholder voting rights trust agreements, powers of attorney and exclusive purchase option agreements with the VIEs and nominee shareholders of the VIEs, which give the Company or its wholly-owned subsidiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Commitment letters have been entered into which obligate the Company to absorb losses of the VIEs that could potentially be significant to the VIEs and certain exclusive agreements have been entered into that entitle the Company or its wholly-owned subsidiaries to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of equity ownership, as a result of a series of contractual arrangements (the “Contractual Arrangements”), the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company, which gives the Company the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, through the other exclusive agreements, which consist of the business operation agreements/exclusive management consulting and business cooperation agreements, exclusive technology consulting and services agreements, trademark license agreements and software usage license agreements and business cooperation agreement, the Company, through its wholly-owned subsidiaries in the PRC, has the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the commitment letters, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries as required by Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) each of the contractual arrangements with the VIEs and their shareholders are valid and legally binding upon each party to such agreement under PRC laws; and (iii) the execution, delivery and performance of the contractual arrangements do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any explicit provisions of the current PRC laws and regulations.

On January 1, 2020, the Foreign Investment Law came into effect and became the principal laws and regulations governing foreign investment in the PRC. The Foreign Investment Law requires compliance with a negative industry catalog (“Negative List”), which sets forth the business that are restricted and prohibited from foreign investment.The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. There are uncertainties regarding the interpretation of the Foreign Investment Law with respect to the contractual arrangements as a form of foreign investment. The VIEs’ internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services are included in the Negative List. If any of the contractual arrangements would be deemed as a foreign investment that is prohibited by the Foreign Investment Law or any other current or future laws, regulations or interpretations, the Company’s ability, through its wholly- owned subsidiaries in the PRC, to enforce its rights under these contractual arrangements with the VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

In addition, if the current organizational structure or any of the contractual arrangements were found to be in violation of any existing and/or future PRC laws or regulations, the Company may be subject to penalties, which may include but not be limited to: the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may cause the Company to lose its right to direct the activities that most significantly impact the VIEs and/or the right to receive economic benefits that could potentially be significant to the VIEs based on the contractual arrangements, which may result in the Company no longer being able to consolidate the financial results of the VIEs in the consolidated financial statements.

Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	950,267	1,521,208	213,848
Short-term investments	595,754	621,117	87,315
Accounts receivable, net	2,613,546	2,554,132	359,054
Licensed copyrights, net	669,672	600,254	84,382
Prepayments and other assets	3,027,691	2,021,051	284,115
Total current assets	7,856,930	7,317,762	1,028,714
Non-current assets:
Fixed assets, net	726,115	667,543	93,842
Long-term investments	1,987,678	2,042,245	287,094
Licensed copyrights, net	2,288,848	2,125,280	298,767
Produced content, net	10,425,514	12,217,492	1,717,508
Operating lease assets	697,965	606,199	85,218
Goodwill	2,412,989	2,412,989	339,213
Others	919,713	742,589	104,392
Total non-current assets	19,458,822	20,814,337	2,926,034
Total assets	27,315,752	28,132,099	3,954,748
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	5,068,907	3,809,380	535,514
Customer advances and deferred revenue	3,370,582	3,878,982	545,299
Short-term loans (i)	2,292,899	2,853,516	401,141
Operating lease liabilities, current portion	108,059	101,953	14,332
Accrued expenses and other liabilities	3,101,273	2,110,637	296,709
Total current liabilities	13,941,720	12,754,468	1,792,995
Non-current liabilities:
Operating lease liabilities	579,844	520,479	73,168
Other non-current liabilities	339,238	1,177,041	165,466
Total non-current liabilities	919,082	1,697,520	238,634
Amounts due to the Company and its subsidiaries	20,835,196	22,542,205	3,168,933
Total liabilities	35,695,998	36,994,193	5,200,562

	Nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
Total revenues	21,965,719	19,829,471	2,787,583
Net loss	(1,350,285)	(60,994)	(8,574)
Net cash provided by/(used for) operating activities	998,909	(53,075)	(7,461)
Net cash (used for)/ provided by investing activities	(1,392,676)	35,871	5,043
Net cash provided by financing activities	309,523	560,624	78,811

(i) In accordance with the arrangement as described in Note 7, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2021 and September 30, 2022, RMB708,195 and RMB498,195 (US$70,035), respectively, of the loan is repayable within one year and is included in “Short-term loans”, in the carrying amounts of the liabilities of the VIEs and VIEs’ subsidiaries.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The VIEs and VIEs’ subsidiaries contributed an aggregate of 94% and 92% of the Group’s consolidated revenues for the nine months ended September 30, 2021 and 2022, respectively, after elimination of inter-company transactions. As of September 30, 2022, there was no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, other than the collateralization of a VIE’s office building as described in Note 7 and the share pledge agreements and business operation agreements with respect to the VIEs contractual arrangements as disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2021.

The VIEs’ third-party creditors do not have recourse to the general credit of the Company in the normal course of business. The Company did not provide or intend to provide financial or other support not previously contractually required to the VIEs and VIEs’ subsidiaries during the periods presented.